INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes On Income [Line Items]
Income tax rate	23.00%	23.00%	23.00%
Preferred Enterprise tax rate	16.00%
Net operating loss carry forward	$ 8,534
Change in valuation allowance	390
Company recognized interest and penalties accrued	834	$ 1,017
Capital loss	$ 1,643
Description of New Technological Enterprise Incentives Regime	According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenues of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exportsAny dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. Amendment 73 further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign shareholders exceeds 90%)
Minimum [Member]
Taxes On Income [Line Items]
Business interest percentage	30.00%
Open tax year	2020
Maximum [Member]
Taxes On Income [Line Items]
Business interest percentage	50.00%
Open tax year	2024
Israel [Member]
Taxes On Income [Line Items]
Dividend distributions, withholding tax rate	20.00%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2031
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 7,293
Federal [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	6,752
State [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 5,883
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	7.50%